Condensed Parent Company Only Financial Statements - Condensed Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income
Other income	$ 31,075	$ 29,106	$ 32,697
Operating expenses
Interest expense	208,381	104,937	67,701
Salaries and employee benefits expense	414,741	379,527	331,686
Other expenses	27,064	26,281	25,107
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	402,527	292,879	271,970
Income tax expense	32,278	150,466	85,193
Net Income	370,249	142,413	186,777
Less: Preferred stock dividends	(9,095)	(9,095)	(7,977)
Net Income Available to Common Shareholders	361,154	133,318	178,800
IBERIABANK Corporation
Operating income
Reimbursement of management expenses	83,262	76,177	65,104
Other income	245,213	146,796	829
Total operating income	328,475	222,973	65,933
Operating expenses
Interest expense	6,008	5,168	3,948
Salaries and employee benefits expense	55,436	55,013	45,623
Other expenses	28,963	32,965	19,566
Total operating expenses	90,407	93,146	69,137
Income (loss) before income tax benefit and increase in equity in undistributed earnings of subsidiaries	238,068	129,827	(3,204)
Income tax expense	799	3,123	530
Income (loss) before equity in undistributed earnings of subsidiaries	237,269	126,704	(3,734)
Equity in undistributed earnings of subsidiaries	132,980	15,709	190,511
Net Income	370,249	142,413	186,777
Less: Preferred stock dividends	9,095	9,095	7,977
Net Income Available to Common Shareholders	$ 361,154	$ 133,318	$ 178,800